Other Assets (Details) - Summary of Other Assets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
Lease Acquisition Costs, net of accumulated amortization	$ 3	$ 18	$ 48
Deposits and other non-current assets	256	233	190
Other assets	$ 259	$ 251	$ 238